Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Account bp M	Dec. 31, 2013 bp M Account	Dec. 31, 2012 Account M bp
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	61,000	80,000	143,000
Aggregated Outstanding Balance	$ 518	$ 695	$ 1,204
Average basis point reduction in interest rate by class of Card Member loans	1,000	1,000	1,200
Average payment term extension	12	12	13
Accounts Receivable and Loans Textuals [Abstract]
Difference between pre- and post-modification outstanding balances	0	4	24
Card Member Loans [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	46,000	60,000	106,000
Aggregated Outstanding Balance	342	448	779
Card Member Receivables [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	15,000	20,000	37,000
Aggregated Outstanding Balance	$ 176	$ 247	$ 425